Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating revenues
Time charter revenues	$ 40,514	$ 6,566
Bareboat charter revenues	0	8,685
Voyage charter revenues	218,284	256,991
Other income	20,356	16,728
Total operating revenues	279,154	288,970
Loss from sale of vessel	0	(15,727)
Voyages expenses and commissions	75,719	152,809
Contingent rental expense	34,470	13,141
Ship operating expenses	42,047	46,164
Administrative expenses	20,363	19,394
Impairment loss on vessels	0	56,178
Depreciation	34,064	45,526
Total operating expenses	206,663	333,212
Net operating income (loss)	72,491	(59,969)
Other income (expenses)
Interest income	25	18
Interest expenses	(26,882)	(42,781)
Share of results from associated companies	2,271	7,967
Foreign currency exchange loss	57	88
Mark to market gain on derivatives	18	0
Gain on redemption of debt	333	0
Dividends received, net	397	109
Other non-operating items	7	578
Net other expenses	(23,774)	(34,021)
Net income (loss) before income taxes and non-controlling interest	48,717	(93,990)
Income tax expense	(2)	(168)
Net income (loss)	48,715	(94,158)
Net (income) loss attributable to non-controlling interest	(221)	3,843
Net income (loss) attributable to Frontline Ltd.	$ 48,494	$ (90,315)
Basic and diluted loss per share attributable to Frontline Ltd. ($ per share)	$ 0.35	$ (0.95)